Derivative Instruments - Aggregate Contractual Notional Amounts and Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Asset [Abstract]
Assets, fair value	$ 1,270	$ 1,417
Derivative Liability [Abstract]
Fair Value	2,065	41
Freestanding derivatives
Derivative [Line Items]
Contractual/Notional Amount	209,801	97,647
Derivative Asset [Abstract]
Assets, fair value	1,173	1,374
Derivative Liability [Abstract]
Fair Value	2,046	35
Net Fair Value	(873)	1,339
Freestanding derivatives | Cross-currency swaps
Derivative [Line Items]
Contractual/Notional Amount	1,825	1,767
Derivative Asset [Abstract]
Assets, fair value	73	55
Derivative Liability [Abstract]
Fair Value	104	35
Net Fair Value	(31)	20
Freestanding derivatives | Equity index call options
Derivative [Line Items]
Contractual/Notional Amount	17,500	21,000
Derivative Asset [Abstract]
Assets, fair value	106	606
Derivative Liability [Abstract]
Fair Value	0	0
Net Fair Value	106	606
Freestanding derivatives | Equity index futures
Derivative [Line Items]
Contractual/Notional Amount	19,760	18,258
Derivative Asset [Abstract]
Assets, fair value	0	0
Derivative Liability [Abstract]
Fair Value	0	0
Net Fair Value	0	0
Freestanding derivatives | Equity index put options
Derivative [Line Items]
Contractual/Notional Amount	30,500	27,500
Derivative Asset [Abstract]
Assets, fair value	958	150
Derivative Liability [Abstract]
Fair Value	0	0
Net Fair Value	958	150
Freestanding derivatives | Interest rate swaps
Derivative [Line Items]
Contractual/Notional Amount	7,728	7,728
Derivative Asset [Abstract]
Assets, fair value	5	430
Derivative Liability [Abstract]
Fair Value	231	0
Net Fair Value	(226)	430
Freestanding derivatives | Interest rate swaps - cleared
Derivative [Line Items]
Contractual/Notional Amount	1,500	1,500
Derivative Asset [Abstract]
Assets, fair value	0	0
Derivative Liability [Abstract]
Fair Value	0	0
Net Fair Value	0	0
Freestanding derivatives | Put-swaptions
Derivative [Line Items]
Contractual/Notional Amount	25,000	19,000
Derivative Asset [Abstract]
Assets, fair value	0	133
Derivative Liability [Abstract]
Fair Value	1,711	0
Net Fair Value	(1,711)	133
Freestanding derivatives | Total return swaps
Derivative [Line Items]
Contractual/Notional Amount	739
Derivative Asset [Abstract]
Assets, fair value	31
Derivative Liability [Abstract]
Fair Value	0
Net Fair Value	31
Freestanding derivatives | Interest rate futures
Derivative [Line Items]
Contractual/Notional Amount	105,249	894
Derivative Asset [Abstract]
Assets, fair value	0	0
Derivative Liability [Abstract]
Fair Value	0	0
Net Fair Value	0	0
Embedded derivatives
Derivative Asset [Abstract]
Assets, fair value	2,154	0
Derivative Liability [Abstract]
Fair Value	1,136	4,071
Net Fair Value	1,018	(4,071)
Embedded derivatives | Variable annuity embedded derivatives
Derivative Asset [Abstract]
Assets, fair value	2,154	0
Derivative Liability [Abstract]
Fair Value	0	2,626
Net Fair Value	2,154	(2,626)
Embedded derivatives | Fixed index annuity embedded derivatives
Derivative Asset [Abstract]
Assets, fair value	0	0
Derivative Liability [Abstract]
Fair Value	931	1,439
Net Fair Value	(931)	(1,439)
Embedded derivatives | Registered index linked annuity embedded derivatives
Derivative Asset [Abstract]
Assets, fair value	0	0
Derivative Liability [Abstract]
Fair Value	205	6
Net Fair Value	(205)	(6)
Derivatives related to funds withheld under reinsurance treaties
Derivative [Line Items]
Contractual/Notional Amount	1,648	1,277
Derivative Asset [Abstract]
Assets, fair value	3,255	43
Derivative Liability [Abstract]
Fair Value	19	126
Net Fair Value	3,236	(83)
Derivatives related to funds withheld under reinsurance treaties | Cross-currency swaps
Derivative [Line Items]
Contractual/Notional Amount	158	158
Derivative Asset [Abstract]
Assets, fair value	23	10
Derivative Liability [Abstract]
Fair Value	1	1
Net Fair Value	22	9
Derivatives related to funds withheld under reinsurance treaties | Cross-currency forwards
Derivative [Line Items]
Contractual/Notional Amount	1,490	1,119
Derivative Asset [Abstract]
Assets, fair value	74	33
Derivative Liability [Abstract]
Fair Value	18	5
Net Fair Value	56	28
Derivatives related to funds withheld under reinsurance treaties | Funds withheld embedded derivative
Derivative Asset [Abstract]
Assets, fair value	3,158	0
Derivative Liability [Abstract]
Fair Value	0	120
Net Fair Value	3,158	(120)
Derivative assets
Derivative [Line Items]
Contractual/Notional Amount	211,449	98,924
Derivative Asset [Abstract]
Assets, fair value	6,582	1,417
Derivative liabilities
Derivative Liability [Abstract]
Fair Value	3,201	4,232
Derivative instruments
Derivative Liability [Abstract]
Net Fair Value	$ 3,381	$ (2,815)